/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  March 31, 2000

MFS Government Markets Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
3/9/00       Shares of        15,000          5.9375           6.92    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
3/10/00      Shares of        30,000          5.9375           6.90    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
3/17/00      Shares of        50,000          5.9375           6.93    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
3/20/00      Shares of        16,800          5.9375           6.93    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
3/21/00      Shares of        46,700          5.9375           6.94    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
3/22/00      Shares of        20,000          5.9375           6.94    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
3/24/00      Shares of        100,000         6.000            6.93    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
3/27/00      Shares of        20,000          6.000            6.92    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
3/31/00      Shares of        93,900          6.000            6.98    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney







Total Shares Repurchased:  392,400
Remarks: None.

MFS Government Markets Income Trust

by:  W. Thomas London

                                W. Thomas London

         Treasurer